Net sales	12 Months Ended
Dec. 31, 2020
Sale of goods [Line Items]
Net sales

20.   Sales

(a)The Group’s revenues are mostly from sales of gold and precious metals in the form of concentrates, including silver-lead, silver-gold, zinc and lead-gold-copper concentrates and ounces of gold. Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Revenues by geographic region:
Metal and concentrates sales -
Peru	389,854	476,978	521,017
America - other than Peru	163,500	171,769	370,624
Europe	42,210	60,475	100,792
Asia	39,110	105,645	120,519

	634,674	814,867	1,112,952

Services -
Peru	20,173	23,501	23,712
America - other than Peru	92	130	289
Europe	20	30	—
	20,285	23,661	24,001

Royalties -
Peru	18,638	22,297	20,385

	673,597	860,825	1,157,338

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Revenues by type of good or services:
Sales by metal -
Silver	230,498	298,171	362,122
Gold	229,590	254,194	411,877
Copper	181,311	238,304	274,761
Zinc	120,546	149,317	164,666
Lead	48,426	89,141	85,555
Manganese sulfate	4,051	6,046	6,655
	814,422	1,035,173	1,305,636
Commercial deductions, note 2.4(q)	(179,748)	(220,306)	(192,684)
Sales of goods, note 20(b)	634,674	814,867	1,112,952
Sales of Services, note 20(b)	20,285	23,661	24,001
Royalties income, note 20(b)	18,638	22,297	20,385

Total revenue from contracts with customers	673,597	860,825	1,157,338

Revenues by type of recognition:
Goods transferred at a point in time	634,674	814,867	1,112,952
Services transferred over time	20,285	23,661	24,001
Royalties at a point of time	18,638	22,297	20,385

	673,597	860,825	1,157,338

(b)Set out below, is the reconciliation of the revenue from contracts with customers with the amounts disclosed in the consolidated statement of profit or loss:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Contracts with customers for sale of goods (a)	634,674	814,867	1,112,952
Fair value of accounts receivables	5,154	2,347	(6,013)
Adjustments to prior period liquidations	4,255	394	788
Hedge operations, note 32(a)	(6,464)	4,322	(1,398)
Sale of goods	637,619	821,930	1,106,329

Sale of services, note 20(a)	20,285	23,661	24,001

Royalty income, note 20(a)	18,638	22,297	20,385

	676,542	867,888	1,150,715

(c)Performance obligations -

The performance obligation of the sale of goods is satisfied upon delivery of the goods and payment is generally due within 30 to 90 days from delivery. Performance obligation of services is satisfied over-time and payment is generally due upon completion and acceptance of service.

(d)Concentration of sales -

In 2020, the four customers with sales of more than 10 percent of total sales represented 26,  23, 16 and 15 percent from the total sales of the Group (three customers by 25,  16 and 11 percent during 2019 and three customers by 32,  13 and 11 percent during 2018). As of December 31, 2020, 65 percent of the accounts receivable correspond to these customers (84 percent as of December 31, 2019). These customers are related to the mining business.

The Group's sales of gold and concentrates are delivered to its customers (investment banks and national and international well-known companies). Some of these customers have long-term sales contracts with the Group that guarantee supplying them the production from the Group’s mines.

(e)Sales expenses -

Sales expenses represent 3%,  3% and 2% of the total operating income for the years 2020, 2019 and 2018, respectively. Sales expenses corresponds mainly to transportation services and shipping costs. Transportation services represent 64%,  58% and 58% of the caption for the years 2020, 2019 and 2018, respectively. Shipping services and expenses represent 13%,  22% and 21% of the caption for the years 2020, 2019 and 2018.

Sociedad Minera Cerro Verde S.A.A. [Member]
Sale of goods [Line Items]
Net sales

14.  Revenues

(a)This item is made up as follows:

	For the year ended		For the year ended		For the year ended
	December 31, 2020		December 31, 2019		December 31, 2018
	Pounds (000)	US$(000)	Pounds (000)	US$(000)	Pounds (000)	US$(000)

Copper in concentrate	743,274	2,088,167	912,974	2,294,249	962,113	2,458,088
Copper cathode	83,870	241,808	88,875	244,277	86,346	251,908
Other (primarily silver and molybdenum concentrate)		208,618		358,368		351,934

Total revenues		2,538,593		2,896,894		3,061,930

Revenues with related parties totaled US$2.4 billion for the year ended December 31, 2020 (US$2.7 billion for the year ended December 31, 2019 and US$2.9 billion for the year ended December 31, 2018).

As described in Note 2(d), the Company’s copper sales are provisionally priced at shipment. Adjustments to the provisional prices are recognized as gains and losses in sales of goods through the month of settlement. Adjustments to provisional priced copper and molybdenum sales resulted in increases in revenues totaling US$64.7 million for the year ended December 31, 2020, US$56.8 million for the year ended December 31, 2019, and a decrease of US$88.8 million for the year ended December 31, 2018.

(b)The following table shows sales by geographic region based on the final destination port:

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	US$(000)	US$(000)	US$(000)

Asia	2,096,084	2,374,350	2,404,530
Europe	207,954	77,716	209,894
North America	120,865	265,599	295,448
South America (primarily Peru)	106,489	168,077	136,400
Central America	7,201	11,152	15,658
	2,538,593	2,896,894	3,061,930

(c)Concentration of sales -

For the year ended December 31, 2020, 94% of the Company’s sales were to related entities (FMC, Sumitomo Metal Mining Company and Climax Molybdenum). For the year ended December 31, 2019, 92%, and for the year ended December 31, 2018, 94% of the Company’s sales were to these related entities.

Minera Yanacocha SRL and subsidiary [Member]
Sale of goods [Line Items]
Net sales

17.   Revenue from contracts with customers

(a)The Company’s revenues are mainly from sales of gold ounces. The table below presents the sales to customers by geographic region:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Sales and services by geographic region:
Metal sales
Europe (Switzerland)	590,002	734,526	518,664
America	1,135	—	139,989
Singapore	1,257	—	—
	592,394	734,526	658,653

(b)Other operating revenue is made up as follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Copper and silver in concentrate	27,765	4,098	20,442
Others	3	678	1,523

	27,768	4,776	21,965

For the year ended December 31, 2020, 2019 and 2018, the amount of the subsequent changes in fair value of the trade receivable were US $583, US $176 and US $15, respectively and are presented as part of the caption “Copper and silver in concentrate”.

(c)Concentration of sales –

In 2020, the 100% of Dore sales were performed to Royal Bank of Canada consigned to Argor Hereaus (Switzerland), the 100% of concentrate sales performed to Ocean Partners, and, during the last quarter of 2020, carbon fines sales to Trafigura. As of December 31, 2019, 100% of sales was performed to Royal Bank of Canada consigned to Argor Hereaus (Switzerland) and no copper concentrate sales performed during the period.

The Company's sales of gold and  silver and copper concentrates are delivered to investment banks and national and international well-known companies. Some of these clients have long-term sales contracts with the Company for the supply of the production from the Company’s mines.